Summary of Significant Accounting Policies - Summarized Dry-Docking Activity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	$ 1,310,496
Cost incurred for dry docking	7,003	3,197	9,311
Balance at the end of the year	885,992	1,310,496
Dry-Docking Activity [Member]
Property, Plant and Equipment [Line Items]
Balance at the beginning of the year	20,945	26,406	28,143
Cost incurred for dry docking	7,003	3,197	9,311
Dry dock amortization	(8,959)	(8,658)	(8,254)
Vessel sales/held for sale (note 18)	(317)		(2,794)
Balance at the end of the year	$ 18,672	$ 20,945	$ 26,406